1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

October 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               Adviser Managed Trust

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Adviser Managed Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.  The Trust consists of three series:  Tactical Offensive Equity Fund, Tactical Offensive Fixed Income Fund and Tactical Defensive Fund (collectively, the “Funds”).  The proposed launch date for the Funds is expected to be January 3, 2011.  Accordingly, please let us know if there is anything that we can do to expedite your review of this registration statement in order to meet the proposed launch date.

Please contact Sean Graber at 215.963.5598 with any questions or comments.

Very truly yours,

/s/ Sean Graber
Sean Graber, Esq.